UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2003

Check here if Amendment [ ]; Amendment Number:
                                               -------

This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Metropolitan West Capital Management, LLC
           -----------------------------------------------------
Address:   610 Newport Center Drive, Suite 1000
           Newport Beach, CA  92660
           -----------------------------------------------------

Form 13F File Number: 28-05723
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Roberta J. Kistner
        -------------------------
Title:  Director of Operations
        -------------------------
Phone:  (949) 718-9701
        -------------------------

Signature, Place, and Date of Signing:

/s/ Roberta J. Kistner               Newport Beach, CA                8/06/2003
----------------------               -----------------                ---------
     [Signature]                       [City, State]                    [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]



                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                 0
                                         -----------
Form 13F Information Table Entry Total:           58
                                         -----------
Form 13F Information Table Value Total:   $1,520,931
                                         -----------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                  FORM 13F INFORMATION TABLE

                                                           VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER      VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS   SOLE   SHARED  NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- -------- -------- ------ ------
AFLAC INC                      COM              001055102      550    17900 SH               SOLE        17900      0      0
AIR PRODUCTS & CHEMICALS INC   COM              009158106    39350   945926 SH               DEFINED    920796      0  25130
ALCATEL SA ADR                 ADR              013904305      163    18100 SH               SOLE        18100      0      0
APPLE COMPUTER INC             COM              037833100    45289  2376173 SH               DEFINED   2314723      0  61450
ASTRAZENECA PLC - SPONS ADR    ADR              046353108    44757  1097785 SH               DEFINED   1084510      0  13275
AUTODESK INC                   COM              052769106    39607  2449415 SH               DEFINED   2379005      0  70410
BAKER HUGHES INC               COM              057224107     2249    67000 SH               SOLE        67000      0      0
BANCO BILBAO VIZCAYA           ADR              05946K101      157    14900 SH               SOLE        14900      0      0
BANK OF NEW YORK CO INC        COM              064057102      894    31106 SH               SOLE        31106      0      0
BELLSOUTH CORP                 COM              079860102     1025    38487 SH               SOLE        34487      0      0
BOEING CO.                     COM              097023105    40340  1175425 SH               DEFINED   1141565      0  33860
CHEVRON TEXACO CORP            COM              166764100      290     4013 SH               SOLE         4013      0      0
CHUBB CORP                     COM              171232101    48499   808310 SH               DEFINED    787570      0  20740
CINCINNATI FINANCIAL CORP      COM              172062101    51281  1384480 SH               DEFINED   1346790      0  37690
CLEAR CHANNEL COMMUNICATIONS   COM              184502102    40620   958252 SH               DEFINED    930342      0  27910
CONOCOPHILLIPS                 COM              20825C104    45772   835272 SH               DEFINED    811436      0  23836
CYTEC INDUSTRIES INC           COM              232820100    46715  1382106 SH               DEFINED   1343416      0  38690
DUKE ENERGY CORP               COM              264399106    36297  1819392 SH               DEFINED   1771692      0  47700
GILLETTE COMPANY               COM              375766102    52079  1634635 SH               DEFINED   1589335      0  45300
GOLDMAN SACHS GROUP INC        COM              38141G104    51630   616489 SH               DEFINED    599579      0  16910
HONEYWELL INTERNATIONAL INC    COM              438516106    35236  1312338 SH               DEFINED   1277820      0  34518
ING GROEP NV ADR               ADR              456837103    43940  2506568 SH               DEFINED   2440821      0  65747
INTERNATIONAL BUSINESS MACHINE COM              459200101    44610   540733 SH               DEFINED    525628      0  15105
KLM ROYAL DUTCH AIRLINES       N Y REG NEW      482516309       91    10800 SH               SOLE        10800      0      0
KELLOGG CO                     COM              487836108    44495  1294592 SH               DEFINED   1259832      0  34760
KIMBERLY-CLARK                 COM              494368103    40535   777448 SH               DEFINED    756328      0  21120
KOMATSU LTD - SPONSORED ADR    ADR              500458401      182    11875 SH               SOLE        11875      0      0
L-3 COMMUNICATIONS HOLDINGS    COM              502424104    39410   906190 SH               DEFINED    881140      0  25050
LUCENT TECHNOLOGIES            COM              549463107    26341 12975933 SH               DEFINED  12609555      0 366378
MATSUSHITA ELEC INDL           ADR              576879209    28183  2804283 SH               DEFINED   2772433      0  31850
MERCK & CO., INC.              COM              589331107     4872    80470 SH               DEFINED     68370      0  12100
METLIFE INC                    COM              59156R108     1742    61500 SH               SOLE        61500      0      0
MITSUBISHI TOKYO FINL GRP INC  ADR              606816106    27197  5938254 SH               DEFINED   5792004      0 146250
MOLEX INC - CLASS A            COM              608554200    44037  1902277 SH               DEFINED   1849917      0  52360
MOTOROLA INC                   COM              620076109    29197  3096212 SH               DEFINED   3007652      0  88560
NCR CORPORATION                COM              62886E108    32722  1277241 SH               DEFINED   1243521      0  33720
NEC CORP. - SPONSORED ADR      ADR              629050204      136    27200 SH               SOLE        27200      0      0
POSCO SPONSORED ADRS FOR ORD   ADR              693483109    19344   738605 SH               DEFINED    725255      0  13350
PENNEY (J.C.) CO               COM              708160106    34899  2071210 SH               DEFINED   2012320      0  58890
PROGRESS ENERGY INC            COM              743263105      702    16000 SH               SOLE        16000      0      0
RAYTHEON CO NEW                COM              755111507    52932  1611829 SH               DEFINED   1569044      0  42785
SBC COMMUNICATIONS INC         COM              78387G103    37876  1482434 SH               DEFINED   1443052      0  39382
THE CHARLES SCHWAB CORP        COM              808513105    27539  2729398 SH               DEFINED   2660168      0  69230
SIERRA PACIFIC RESOURCES       COM              826428104    13946  2347880 SH               DEFINED   2299680      0  48200
ST MICROELECTRONICS NV-NY      COM              861012102     2024    97350 SH               DEFINED     97250      0    100
TDC A/S SPONSORED ADR'S        ADR              87236N102      159    10650 SH               SOLE        10650      0      0
TEXAS INSTRUMENTS INC          COM              882508104     6127   348166 SH               DEFINED    328176      0  19990
3M CO                          COM              88579Y101    40914   317215 SH               DEFINED    308210      0   9005
TOTAL SA SPND ADRS FOR B SHRS  ADR              89151E109      333     4404 SH               SOLE         4404      0      0
TREDEGAR CORP                  COM              894650100      194    12936 SH               SOLE        12936      0      0
TYCO INTL LTD (NEW)            COM              902124106    38501  2028530 SH               DEFINED   1975210      0  53320
VALERO ENERGY CORP             COM              91913Y100    21704   597419 SH               DEFINED    580309      0  17110
VIACOM INC CL A                COM              925524100      315     7200 SH               SOLE         7200      0      0
VODAFONE GROUP PLC             ADR              92857W100      213    10900 SH               SOLE        10900      0      0
WELLS FARGO & CO (NEW)         COM              949746101    52556  1042777 SH               DEFINED   1014597      0  28180
XEROX CORP                     COM              984121103    39678  3746711 SH               DEFINED   3649961      0  96750
WEATHERFORD INTERNATIONAL LTD  COM              G95089101    46206  1102775 SH               DEFINED   1071815      0  30960
ALCON INC                      COM              H01301102    54279  1187730 SH               DEFINED   1155560      0  32170